CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Jul. 31, 2015	Jul. 31, 2014	Jan. 31, 2015	Jan. 31, 2014
Cash flows from operating activities:
Net income (loss)	$ (809,788)	$ 4,631,342	$ 4,115,431	$ (2,318,047)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	12,596	14,489	27,324	32,827
Amortization of deferred financing charges	0	22,831	38,052	7,611
Amortization of debt discount	563,152	225,953	403,579	12,916
(Gain) loss on settlement of debt	(72,308)	(5,322,943)	(5,322,943)	0
(Gain) loss on change in fair value of warrant liability	(83,999)	(262,912)	(482,697)	31,873
Share based compensation	5,616	5,616	11,232	240,622
Common shares issued for third party services	0	17,500	54,000	61,938
Common shares issued pursuant to legal settlement			17,500	0
Warrants issued for third party services	0	6,440	0	29,823
Warrants issued pursuant to legal settlement			6,440	0
Changes in assets and liabilities:
Prepaid expenses	7,811	1,256	(79,179)	(447)
Other current assets	(100)	0	(52)	(1,000)
Accounts payable and accrued expenses	61,227	44,834	(3,329)	122,780
Accrued wages related parties	44,169	32,000	64,000	64,000
Accrued interest	25,705	157,680	190,283	492,442
Cash flows used in operating activities:	(245,919)	(425,914)	(960,359)	(1,222,662)
Cash flows from investing activities:
Purchase of equipment	0	(6,369)	(9,870)	(1,418)
Net cash used in investing activities	0	(6,369)	(9,870)	(1,418)
Cash flows from financing activities:
Payments on long-term debt	(3,001)	(2,731)	(5,594)	(5,090)
Cash paid on deferred financing costs	0	0	0	(15,500)
Principal activity on convertible promissory notes	150,000	75,000	500,000	450,000
Proceeds from the issuance of common stock, net of expenses	47,300	474,250	474,251	732,043
Proceeds from long-term debt	0	0
Net cash provided by financing activities	194,299	546,519	968,657	1,161,453
Increase (decrease) in cash and cash equivalents	(51,620)	114,236	(1,572)	(62,627)
Cash and cash equivalents, beginning of period	53,517	55,089	55,089	117,716
Cash and cash equivalents, end of period	1,897	169,325	53,517	55,089
Supplemental disclosure of cash flow information:
Income tax paid	0	0	0	0
Interest paid	3,602	6,916	10,587	17,595
Supplemental disclosure of non-cash items:
Cashless exercise of common stock purchase warrants			0	61
Settlement of accounts payable through issuance of common stock			0	20,000
Stock subscription receivable	0	55,673	55,673	0
Resolutions of derivative liabilities due to debt conversions	656,034	146,524	256,748	0
Warrants reclassed to derivative liabilities	36,552	520,552	520,552	0
Debt discounts due to derivative liabilities	411,247	325,031	382,173	0
Common stock issued for conversion of debt and interest	638,656	242,918	424,180	0
Original issue discount	$ 10,500	$ 10,500	$ 28,750	$ 47,500